Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014:

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥16,026	¥0	¥16,026	¥0
Trading securities	33,041	2,184	30,857	0
Available-for-sale securities	757,299	166,398	453,923	136,978
Japanese and foreign government bond securities	278,717	98,990	179,727	0
Japanese prefectural and foreign municipal bond securities	61,090	0	61,090	0
Corporate debt securities	196,835	0	190,311	6,524
Specified bonds issued by SPEs in Japan	63,244	0	0	63,244
CMBS and RMBS in the U.S., and other asset- backed securities	60,691	0	1,792	58,899
Other debt securities	8,311	0	0	8,311
Equity securities	88,411	67,408	21,003	0
Other securities	5,800	0	0	5,800
Investment funds*3	5,800	0	0	5,800
Derivative assets	14,598	147	12,352	2,099
Interest rate swap agreements	4,654	0	4,654	0
Options held/written and other	5,654	0	3,555	2,099
Futures, foreign exchange contracts	1,030	147	883	0
Foreign currency swap agreements	2,890	0	2,890	0
Credit derivatives held	370	0	370	0

	¥826,764	¥168,729	¥513,158	¥144,847

Financial Liabilities:
Derivative liabilities	¥18,037	¥0	¥18,037	¥0
Interest rate swap agreements	1,459	0	1,459	0
Options held/written and other	3,530	0	3,530	0
Futures, foreign exchange contracts	4,685	0	4,685	0
Foreign currency swap agreements	8,263	0	8,263	0
Credit derivatives held/written	100	0	100	0

	¥18,037	¥0	¥18,037	¥0

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*1	¥12,631	¥0	¥12,631	¥0
Trading securities	16,079	275	15,804	0
Available-for-sale securities	881,606	230,618	566,987	84,001
Japanese and foreign government bond securities	360,360	114,989	245,371	0
Japanese prefectural and foreign municipal bond securities	96,697	0	96,697	0
Corporate debt securities	201,386	0	200,725	661
Specified bonds issued by SPEs in Japan	6,772	0	0	6,772
CMBS and RMBS in the U.S., and other asset- backed securities	65,631	0	613	65,018
Other debt securities	11,550	0	0	11,550
Equity securities*2	139,210	115,629	23,581	0
Other securities	6,317	0	0	6,317
Investment funds*3	6,317	0	0	6,317
Derivative assets	12,437	8	9,943	2,486
Interest rate swap agreements	2,528	0	2,528	0
Options written and other	5,486	0	3,000	2,486
Futures, foreign exchange contracts	860	8	852	0
Foreign currency swap agreements	3,534	0	3,534	0
Credit derivatives written	29	0	29	0

	¥929,070	¥230,901	¥605,365	¥92,804

Financial Liabilities:
Derivative liabilities	¥16,646	¥28	¥16,618	¥0
Interest rate swap agreements	634	0	634	0
Options written and other	3,605	0	3,605	0
Futures, foreign exchange contracts	4,966	28	4,938	0
Foreign currency swap agreements	7,176	0	7,176	0
Credit derivatives held	265	0	265	0
Accounts Payable	2,833	0	0	2,833
Contingent consideration	2,833	0	0	2,833

	¥19,478	¥28	¥16,617	¥2,833

*1

A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income were gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012, losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013 and gains from the change in the fair value of the loans of ¥116 million for the fiscal year ended March 31, 2014. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012, the fiscal year ended March 31, 2013 and the fiscal year ended March 31, 2014 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, were ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥491 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. As of March 31, 2013 and 2014, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary that has newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 (“Financial Instruments”) for investments in equity securities included in available-for-sale securities. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million for the fiscal year ended March 31, 2014. The amount of aggregate fair value elected the fair value option is ¥5,116 million as of March 31, 2014.
*3	A subsidiary and another company that have newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 (“Financial Instruments”) for investments in some funds. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million for the fiscal year ended March 31, 2013 and ¥1,412 million for the fiscal year ended March 31, 2014. The amounts of aggregate fair value elected the fair value option were ¥5,800 million and ¥6,317 million as of March 31, 2013 and 2014, respectively.

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2012, 2013 and 2014:

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the U.S., and other asset-backed securities	93,181	(369)	5,381	5,012	9,933	(7,725)	(41,502)	0	58,899	(1,232)
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

	2014
	Millions of yen
	Balance at April 1, 2013	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2014	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2014*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥136,978	¥4,364	¥4,056	¥8,420	¥56,202	¥(13,817)	¥(103,782)	¥0	¥84,001	¥180
Corporate debt securities	6,524	416	(356)	60	0	(1,325)	(4,598)	0	661	0
Specified bonds issued by SPEs in Japan	63,244	327	839	1,166	0	(36)	(57,602)	0	6,772	5
CMBS and RMBS in the U.S., and other asset- backed securities	58,899	3,621	1,334	4,955	55,202	(12,456)	(41,582)	0	65,018	175
Other debt securities	8,311	0	2,239	2,239	1,000	0	0	0	11,550	0
Other securities	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Investment funds	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Derivative assets and liabilities (net)	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Options held/written and other	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Accounts payable	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343
Contingent consideration	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343

*1	Principally, gains and losses from available-for-sale securities are included in “brokerage commissions and net gains on investment securities”, “write-downs of securities” or “life insurance premiums and related investment income”; other securities are included in “brokerage commissions and net gains on investment securities” and derivative assets and liabilities (net) are included in “other operating revenues/expenses,” and gains from accounts payable are included in “other operating revenues”. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2013 and 2014. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2013
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	¥0	¥0	¥60,564
Investment in operating leases and other operating assets	21,960	0	0	21,960
Land and buildings undeveloped or under construction	11,845	0	0	11,845
Certain investment in affiliates	3,704	0	0	3,704

	¥98,073	¥0	¥0	¥98,073

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	¥0	¥0	¥39,866
Investment in operating leases and other operating assets	60,665	0	0	60,665
Land and buildings undeveloped or under construction	18,237	0	0	18,237

	¥118,768	¥0	¥0	¥118,768

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets or liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014.

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥974	Discounted cash flows	Discount rate	5.4%
				(5.4%)

	5,550	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	60,013	Discounted cash flows	Discount rate	1.0% – 12.0%
				(4.9%)

	3,231	Appraisals/Broker quotes	—	—

CMBS and RMBS in the U.S., and other asset-backed securities	30,804	Discounted cash flows	Discount rate	2.9% – 42.6%
				(9.3%)

			Probability of default	0.0% – 12.8%
				(1.7%)

	28,095	Appraisals/Broker quotes	—	—

Other debt securities	8,311	Discounted cash flows	Discount rate	11.7% (11.7%)

Other securities
Investment funds	5,800	Discounted cash flows	Discount rate	13.0% – 20.0%
				(18.6%)

Derivative assets
Options held/written and other	2,099	Discounted cash flows	Discount rate	10.0% – 15.0%
				(12.3%)

	¥144,877

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Financial Assets:
Available-for-sale securities Corporate debt securities	¥661	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	3,627	Discounted cash flows	Discount rate	1.0% – 11.1%
				(4.5%)
	3,145	Appraisals/Broker quotes	—	—
CMBS and RMBS in the U.S., and other asset-backed securities	22,991	Discounted cash flows	Discount rate	4.1% – 38.0%
				(18.1%)
			Probability of default	0.0% – 18.1%
				(0.6%)
	42,027	Appraisals/Broker quotes	—	—

Other debt securities	11,550	Discounted cash flows	Discount rate	12.0%
				(12.0%)
Other securities
Investment funds	6,317	Internal cash flows	Discount rate	15.0% – 32.0%
				(20.1%)
Derivative assets
Options written and other	2,486	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.5%)

	¥92,804

Financial Liabilities:
Accounts payable Contingent consideration	¥2,833	Monte Carlo simulation	Discount rate	16.0%
				(16.0%)

	¥2,833

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2013 and 2014.

	March 31, 2013
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥60,564	Discounted cash flows	Discount rate	5.4% – 19.0%
				(8.4%)
		Direct capitalization	Capitalization rate	5.0% – 21.0%
				(10.7%)
Investment in operating leases and other operating assets	21,960	Discounted cash flows	Discount rate	4.4% – 12.7%
				(6.9%)
Land and buildings undeveloped or under construction	11,845	Discounted cash flows	Discount rate	4.7% – 9.6%
				(6.6%)
Certain investment in affiliates	3,704	Discounted cash flows	Discount rate	5.0% – 9.2%
				(8.8%)

	¥98,073

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	39,866	Discounted cash flows	Discount rate	5.3% – 19.0%
				(10.2%)
		Direct capitalization	Capitalization rate	5.6% – 19.0%
				(10.3%)
Investment in operating leases and other operating assets	60,665	Discounted cash flows	Discount rate	5.2% – 11.0%
				(5.6%)
Land and buildings undeveloped or under construction	18,237	Discounted cash flows	Discount rate	3.9% – 9.9%
				(7.1%)

	¥118,768